Mobile Financial Services activities - Loans and receivables components (Details) - Operating segments [member] - Mobile Finance Services - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Total loans and receivables to customers	€ 2,517	€ 2,297	€ 2,000
Total loans and receivables to credit institutions	191	66	70
Overdraft [member]
Disclosure of detailed information about financial instruments [line items]
Total loans and receivables to customers	900	828	802
Mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Total loans and receivables to customers	956	914	869
Securities lending [member]
Disclosure of detailed information about financial instruments [line items]
Total loans and receivables to customers	72	86	129
Installment receivables [member]
Disclosure of detailed information about financial instruments [line items]
Total loans and receivables to customers	519	422	183
Current accounts [member]
Disclosure of detailed information about financial instruments [line items]
Total loans and receivables to customers	28	5	10
Overnight deposits and loans [member]
Disclosure of detailed information about financial instruments [line items]
Total loans and receivables to credit institutions	83	2
Loans and receivables [member]
Disclosure of detailed information about financial instruments [line items]
Total loans and receivables to credit institutions	44	45	52
Other loans and advances [member]
Disclosure of detailed information about financial instruments [line items]
Total loans and receivables to customers	42	42	7
Total loans and receivables to credit institutions	€ 64	€ 19	€ 18